Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	Jul. 31, 2019	Mar. 21, 2018	Sep. 04, 2017	Apr. 19, 2017
Long-term investments
Nonmarketable equity securities	$ 66,775,423	$ 598,630
Total	92,473,329	667,227,852
Equity Method Investment Difference Between Aggregate Investment And Proportionate Share Of Net Assets	0	0
Share of loss/(gain) of equity investees	26,166,538	23,345,765	$ (17,028,301)
Beijing Huiju
Long-term investments
Received refund of transferred	98,700,000
Zhengzhou Lianhe Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 241,648	$ 241,648
Nonmarketable equity securities, Ownership	1.85%	1.85%
Nonmarketable equity securities	$ 287,167	$ 313,691
Zhengzhou Taike Real Estate Co., Ltd.
Long-term investments
Nonmarketable equity securities, Initial Cost	$ 738,073	$ 738,073
Nonmarketable equity securities, Ownership	3.75%	3.75%
Nonmarketable equity securities		$ 784,228
Qingdao Huiju Zhihui City Industrial Development Co., Ltd.
Long-term investments
Equity method investees		539,866,587
Equity method investees, Initial Cost	$ 523,459,957	$ 523,459,957						$ 505,200,000
Equity Method Investees, Ownership	49.00%	49.00%	49.00%	21.00%
Equity method investees, Initial Cost			$ 505,200,000
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Maximum
Long-term investments
Equity Method Investees, Ownership								70.00%
Qingdao Huiju Zhihui City Industrial Development Co., Ltd. | Beijing Huiju
Long-term investments
Transfer of remaining ownership percentage, as required by the legal action (as a percent)	21.00%
Refund of unauthorized transfer of cash, as required by the legal action	$ 98,700,000
Cash frozen	98,700,000
Legal action final refund unauthorized cash	98,700,000
Madison Developments Limited
Long-term investments
Equity method investees, Initial Cost	$ 19,095,969	$ 19,095,969				$ 19,100,000
Equity Method Investees, Ownership	50.00%	50.00%				50.00%
Wuhu Penghong Investment Center (Limited Partnership)
Long-term investments
Equity method investees	$ 26,784,584	$ 46,617,348
Equity method investees, Initial Cost	61,998,960	61,998,960					$ 30,600,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner One
Long-term investments
Equity method investees, Initial Cost	31,400,000						91,800,000
Wuhu Penghong Investment Center (Limited Partnership) | Partner Two
Long-term investments
Equity method investees, Initial Cost							$ 3,100,000
Suzhou Rongjingchen Real Estate Co., Ltd
Long-term investments
Equity method investees	19,078,393	16,646,705
Equity method investees, Initial Cost	$ 42,041,464	$ 42,041,464			$ 42,000,000.0
Equity Method Investees, Ownership	24.00%	24.00%			24.00%
Total
Long-term investments
Equity method investees	$ 46,323,185	$ 62,999,293
Equity method investees, Initial Cost	$ 68,076,387	$ 68,076,387